Investment Strategy - iShares Large Cap Growth Active ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap growth equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, large cap growth equity securities are equity securities that (i) at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Growth Index (the “Russell 1000 Growth Index”) and (ii) are included within at least one growth index, as determined by BlackRock (the “Growth Indices”). Currently, such Growth Indices are the Russell 3000® Growth Index (the “Russell 3000 Growth Index”), the S&P Composite 1500® Growth Index (the “S&P Composite 1500 Growth Index”) and the MSCI World Growth Index (the “MSCI World Growth Index”). The Russell 1000 Growth Index is a capitalization weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. As of July 31, 2026, the market capitalization range of companies included in the Russell 1000 Growth Index is $2.91 billion to $4.88 trillion. The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with relatively higher price-to-book ratios, higher Institutional Brokers’ Estimate System (“I/B/E/S”) forecast medium term (2 year) growth and higher sales per share historical growth (5 years). The S&P Composite 1500 Growth Index measures constituents from the S&P Composite 1500® Index that are classified as growth stocks based on three factors: sales growth, the ratio of earnings change to price and momentum. The MSCI World Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 23 developed markets countries. The growth investment style characteristics for index construction are defined using five variables: long-term forward earnings per share (“EPS”) growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend. Equity securities consist of common stock, preferred stock, other financial instruments that are components of, or have characteristics similar to, the securities included in the Growth Indices, and American Depositary Receipts (“ADRs”), which are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign company. The Fund may also purchase convertible securities.
In addition to ADRs, the Fund may also invest up to 20% of its total assets in other forms of securities of foreign companies, including but not limited to European Depositary Receipts, which are receipts typically issued in Europe evidencing an ownership arrangement with the foreign company or other securities convertible into securities of foreign companies.
The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% policy, large cap growth equity securities are equity securities that (i) at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Growth Index (the “Russell 1000 Growth Index”) and (ii) are included within at least one growth index, as determined by BlackRock (the “Growth Indices”). Currently, such Growth Indices are the Russell 3000® Growth Index (the “Russell 3000 Growth Index”), the S&P Composite 1500® Growth Index (the “S&P Composite 1500 Growth Index”) and the MSCI World Growth Index (the “MSCI World Growth Index”). The Russell 1000 Growth Index is a capitalization weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. As of July 31, 2026, the market capitalization range of companies included in the Russell 1000 Growth Index is $2.91 billion to $4.88 trillion. The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with relatively higher price-to-book ratios, higher Institutional Brokers’ Estimate System (“I/B/E/S”) forecast medium term (2 year) growth and higher sales per share historical growth (5 years). The S&P Composite 1500 Growth Index measures constituents from the S&P Composite 1500® Index that are classified as growth stocks based on three factors: sales growth, the ratio of earnings change to price and momentum. The MSCI World Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 23 developed markets countries. The growth investment style characteristics for index construction are defined using five variables: long-term forward earnings per share (“EPS”) growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend. Equity securities consist of common stock, preferred stock, other financial instruments that are components of, or have characteristics similar to, the securities included in the Growth Indices, and American Depositary Receipts (“ADRs”), which are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign company. The Fund may also purchase convertible securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
In addition to ADRs, the Fund may also invest up to 20% of its total assets in other forms of securities of foreign companies, including but not limited to European Depositary Receipts, which are receipts typically issued in Europe evidencing an ownership arrangement with the foreign company or other securities convertible into securities of foreign companies.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap growth equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.